Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of events after reporting period [text block] [Abstract]
Schedule of acquisition date fair value table text block
July 4, 2021
U.S. dollar in thousands

Consideration:
Cash	3,700
Fair value of ordinary shares issued	5,808
9,508

Schedule of preliminary fair values of assets acquired and liabilities assumed
July 4, 2021
U.S. dollar in thousands

Customer relations	3,228
Technologies	792
Goodwill	6,311
Property and equipment, net	2
Deferred tax liabilities	(825)
Net assets acquired	9,508